Rule 497(e) and (g)
                                                           File Nos.: 033-48922
                                                           811-6720

SUPPLEMENT TO PROSPECTUS
DATED AUGUST 17, 1999

         Effective August 17, 1999, the Distributor may pay a dealer concession of up to 1% on purchases of $1,000,000 or more made without an initial sales charge of Class A shares of the Core Equity Fund or Tactical Asset Allocation Fund, or shares of the International Equity Fund. A contingent deferred sales charge of 1% may be imposed on redemptions of these shares purchased by you without an initial sales charge, if these redemptions are made within twenty-four months of purchase. Accordingly the Prospectus shall be amended as follows:

I. Footnote 2 ("Footnote 2") under the "Shareholder Fees" table on pages 5 and 11 of the Prospectus shall be deleted in its entirety and shall be replaced with the following:

     2 A deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any Class A purchases you made without a sales charge. A deferred sales charge on Class C shares applies only if redemption occurs within twenty-four months from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

II. The number "2" designating Footnote 2 shall be inserted after and applies to the word "None" in the "Class A" column of the row labeled "Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, as applicable)" in the "Shareholder Fees" table on pages 5 and 11 of the Prospectus.

III. The second footnote ("Second Footnote") under the "Shareholder Fees" table on page 14 of the Prospectus shall be deleted in its entirety and shall be replaced with the following:

     2 A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any purchases you made without a sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

IV. The number "2" designating the Second Footnote shall be inserted after and applies to the word "None" in the row labeled "Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, as applicable)" in the "Shareholder Fees" table on page 14 of the Prospectus.

V. The following sentence shall be inserted below the "Class A / Class C" table under "Choosing a Share Class" on page 51 of the Prospectus:

     * A contingent deferred sales charge of 1% applies on certain redemptions made within twenty-four months following any Class A purchases of the Core Equity Fund or Tactical Asset Allocation Fund, or purchases of the International Equity Fund, you made without a sales charge.

     An asterisk is placed after the second bullet point under the heading "Class A" in the table on page 51 of the Prospectus.

VI. The following paragraph shall be inserted below the table that appears under the heading "Class A Shares" on page 51 of the Prospectus:

     * Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of Class A shares of the Core Equity Fund or Tactical Asset Allocation Fund, or shares of the International Equity Fund, purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less.

VII. The last line of the table under the heading "Class A Shares" on page 51 of the Prospectus shall be deleted in its entirety and is replaced with the following:

     $1,000,000 or more            none*            none*           none*

VIII. The first sentence under the heading "How to Make Withdrawals (Redemptions)" on page 54 of the Prospectus shall be deleted in its entirety and shall be replaced with the following:

     You may redeem shares and withdraw funds at net asset value per share less, in the case of Class C shares and certain Class A shares and shares of the International Equity Fund purchased without an initial sales charge, any applicable CDSC.

IX. The first sentence following the heading "When Redemptions Are Effective" on page 54 of the Prospectus shall be deleted in its entirety and shall be replaced with the following:

     Redemptions are made at the net asset value per share less, in the case of Class C shares and certain Class A shares and shares of the International Equity Fund purchased without an initial sales charge, any applicable CDSC, next determined after receipt of a redemption request in good order.

X. The first sentence following the heading "When Payments Are Made" on page 54 of the Prospectus shall be deleted in its entirety and shall be replaced with the following:

     Shares are redeemed at their net asset value per share next determined after receipt by the Transfer Agent of the redemption request in the form described above, less, in the case of Class C shares and certain Class A shares and shares of the International Equity Fund purchased without an initial sales charge, any applicable CDSC.

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 17, 1999

     Effective August 17, 1999, the Distributor may pay a dealer concession of up to 1% on investments of $1,000,000 or more made with no initial sales charge. A contingent deferred sales charge of 1% may apply on certain redemptions made within twenty-four months following any purchases of Class A shares of the Core Equity Fund made without a sales charge. Accordingly the Statement of Additional Information of the Core Equity Fund shall be amended as follows:

I. The first sentence of the second paragraph on page 1 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     The Fund offers two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchases (Class A shares) or (ii) on a deferred basis (Class C shares, and in certain cases, Class A shares purchased without an initial sales charge).

II. The third paragraph under the heading "Additional Purchase and Redemption Information" on page 23 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     Shareholders of the Fund will be able to exchange their Class A shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange, but a 1% contingent deferred sales charge may be payable upon the redemption of Class A shares acquired as a result of the exchange, if the initial Class A shares were purchased without an initial sales charge. The purchase date would be deemed to be the date of the initial purchase rather than the date of the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of Class A shares of the Fund may use the exchange privilege only to acquire Class A shares of a Flex-Partners Fund.

III. The following paragraph shall be inserted below the table that appears under the heading "Class A Shares" on page 41 of the Statement of Additional Information:

     * Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of Class A shares purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Distributor receives the proceeds of CDSCs paid by investors upon redemptions of Class A shares.

IV. The last line of the table under the heading "Class A Shares" on page 41 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     $1,000,000 or more              none*            none*            none*

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 17, 1999

     Effective August 17, 1999, the Distributor may pay a dealer concession of up to 1% on investments of $1,000,000 or more made with no initial sales charge. A contingent deferred sales charge of 1% may apply on certain redemptions made within twenty-four months following any purchases of Class A shares of the Tactical Asset Allocation Fund made without a sales charge. Accordingly the Statement of Additional Information of the Tactical Asset Allocation Fund shall be amended as follows:

I. The first sentence of the second paragraph on page 1 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     The Fund offers two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchases (Class A shares) or (ii) on a deferred basis (Class C shares, and in certain cases, Class A shares purchased without an initial sales charge).

II. The first paragraph on page 22 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     Shareholders of the Fund will be able to exchange their Class A shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange, but a 1% contingent deferred sales charge may be payable upon the redemption of Class A shares acquired as a result of the exchange, if the initial Class A shares were purchased without an initial sales charge. The purchase date would be deemed to be the date of the initial purchase rather than the date of the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of Class A shares of the Fund may use the exchange privilege only to acquire Class A shares of a Flex-Partners Fund.

III. The following paragraph shall be inserted below the table that appears under the heading "Class A Shares" on page 34 of the Statement of Additional Information:

     * Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of Class A shares purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Distributor receives the proceeds of CDSCs paid by investors upon redemptions of Class A shares.

IV. The last line of the table under the heading "Class A Shares" on page 34 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     $1,000,000 or more             none*           none*           none*

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 17, 1999

     Effective August 17, 1999, the Distributor may pay a dealer concession of up to 1% on investments of $1,000,000 or more made with no initial sales charge. A contingent deferred sales charge of 1% may apply on certain redemptions made within twenty-four months following any purchases of shares of the International Equity Fund made without a sales charge. Accordingly the Statement of Additional Information of the International Equity Fund shall be amended as follows:

I. The third paragraph under the heading "Additional Purchase and Redemption Information" on page 34 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     Shareholders of the Fund will be able to exchange their shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange, but a 1% contingent deferred sales charge may be payable upon the redemption of Class A shares acquired as a result of the exchange, if shares of the Fund were purchased without an initial sales charge. The purchase date would be deemed to be the date of the initial purchase rather than the date of the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of share of the Fund may use the exchange privilege only to acquire shares of the Fund or Class A shares of a Flex-Partners Fund.

II. The following paragraph shall be inserted below the table that appears under the heading "The Distributor" on page 46 of the Statement of Additional Information:

     * Investments of $1,000,000 or more are sold without an initial sales charge. The Distributor may pay your dealer a concession of up to 1% on investments made with no initial sales charge. A contingent deferred sales charge (CDSC) will be imposed on redemptions of shares of the Fund purchased without an initial sales charge, if your dealer has received a concession and you redeem within twenty-four months from purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Distributor receives the proceeds of CDSCs paid by investors upon redemptions of shares of the Fund.

III. The last line of the table under the heading "The Distributor" on page 46 of the Statement of Additional Information shall be deleted in its entirety and shall be replaced with the following:

     $1,000,000 or more              none*            none*            none*